Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets, net
Schedule of Intangible Assets net

	December 31,
	2020	2019

Trademark	$1,550	$—
Service Contract	2,786	—
Non-competition agreements	42	—
Accumulated amortization	(2,702)	—
Impairment	(1,230)	—
Intangible assets, net	$446	$—

Schedule of Amortization expenses related to intangible assets

	For the years ending December 31,
						2026 and
	2021	2022	2023	2024	2025	thereafter
	$	$	$	$	$	$
Amortization expenses	182	44	40	30	30	120